Borrowings (Tables)	6 Months Ended
Jun. 30, 2022
Schedule of borrowings
	As at 30 June 2022 unaudited £’000	As at 31 December 2021 £’000
Current
Lease liabilities	167	146
Total	167	146
Non-current
Lease liabilities	546	620
Total	546	620